Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Intangible Assets, gross	$ 32,628		$ 24,523	$ 16,286
Accumulated Amortization	(9,913)		(8,562)	(6,454)
Intangible Assets, Net	22,715		15,961	9,832
Aggregate amortization expense	$ 1,340	$ 807	$ 2,858	$ 3,697
Customer relationships
Intangible Assets and Goodwill
Weighted Average Useful Life (in years)	8 years		7 years	9 years
Intangible Assets, gross	$ 10,790		$ 8,440	$ 5,450
Accumulated Amortization	(2,593)		(2,173)	(1,591)
Intangible Assets, Net	$ 8,197		$ 6,267	$ 3,859
Acquired technology
Intangible Assets and Goodwill
Weighted Average Useful Life (in years)	6 years		6 years	4 years
Intangible Assets, gross	$ 16,295		$ 12,170	$ 8,546
Accumulated Amortization	(6,211)		(5,481)	(4,272)
Intangible Assets, Net	$ 10,084		$ 6,689	$ 4,274
Trademarks and tradenames
Intangible Assets and Goodwill
Weighted Average Useful Life (in years)	11 years		9 years	7 years
Intangible Assets, gross	$ 5,263		$ 3,688	$ 2,290
Accumulated Amortization	(1,052)		(893)	(591)
Intangible Assets, Net	$ 4,211		$ 2,795	$ 1,699
Non-competition agreements
Intangible Assets and Goodwill
Weighted Average Useful Life (in years)	2 years		2 years
Intangible Assets, gross	$ 280		$ 225
Accumulated Amortization	(57)		(15)
Intangible Assets, Net	$ 223		$ 210